Cover	Aug. 31, 2026
Cover [Abstract]
Entity Registrant Name	BioCorRx Inc.
Entity Central Index Key	0001443863
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 31, 2026
Entity File Number	000-54208
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0967447
Entity Address Address Line 1	2390 East Orangewood Avenue
Entity Address Address Line 2	Suite 570
Entity Address City Or Town	Anaheim
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92806
City Area Code	714
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	462-4880